Annual Fund Operating Expenses - Class A I P R6 T W Shares - Voya Investment Grade Credit Fund	Jul. 31, 2021
Class A
Operating Expenses:
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.03%
Waivers and Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.90%
Class I
Operating Expenses:
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.64%
Class P
Operating Expenses:
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.60%
Waivers and Reimbursements	(0.50%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.10%
Class R6
Operating Expenses:
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.41%
Waivers and Reimbursements	(0.78%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.63%
Class T
Operating Expenses:
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.03%
Waivers and Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.90%
Class W
Operating Expenses:
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.78%
Waivers and Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.65%

[1]	The adviser is contractually obligated to limit expenses to 0.90%, 0.65%, 0.15%, 0.63%, 0.90%, and 0.65% for Class A, Class I, Class P, Class R6, Class T, and Class W shares, respectively, through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2022. Termination or modification of these obligations requires approval by the Fund’s board.